Income Taxes - Components of Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Current taxes	$ 5,234	$ 55,895	$ 60,203
Prior years' benefits	(3,462)	(9,995)	(2,980)
Deferred income taxes	7,895	7,585	17,509
Tax expense	9,667	53,485	74,732
Tax expense alternative
Domestic (Israel)	7,459	4,177	33,183
Foreign (North America)	2,208	49,308	41,549
Tax expense	$ 9,667	$ 53,485	$ 74,732